Public Offering	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Public Offering
Public Offering

Note 3 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share.

Twelve anchor investors, none of whom is affiliated with any member of our management team, purchased an aggregate of 19,480,000 of the units sold in the Initial Public Offering. Further, each such anchor investor purchased a pro-rata portion of 1,229,798

Founder Shares (defined below) from MB Equity, LLC, an affiliate of Bradley Bostic, the Company’s Chief Executive Officer and a director, and Travis Morgan, the Company’s Chief Financial Officer, and a director, at a price of $0.0058 per share.

The Company has determined the excess fair value of the Founder Shares sold to the anchor investors to be $8,163,891. To estimate the fair value, management considered the probability and timing of IPO completion, business combination completion, and an appropriate discount for lack of marketability, all Level 3 Inputs under ASC 820. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and was charged to common stock subject to possible redemption upon completion of the Initial Public Offering. In accordance with Staff Accounting Bulletin Topic 5T, a capital contribution from the founders was recorded in additional paid-in capital.

The underwriter did not exercise their overallotment option to purchase an additional 3,000,000 private warrants within the 45 day limit. Management determined the fair value of this option to be immaterial, therefore, the unaudited financial statements do not include any adjustments relating to the expiration of the overallotment option.

Note 3 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share.

Twelve anchor investors, none of whom is affiliated with any member of our management team, purchased an aggregate of 19,480,000 of the units sold in the Initial Public Offering. Further, each such anchor investor purchased a pro-rata portion of 1,229,798 Founder Shares (defined below) from MB Equity, LLC, an affiliate of Bradley Bostic, the Company’s Chief Executive Officer and a director, and Travis Morgan, the Company’s Chief Financial Officer, and a director, at a price of $0.0058 per share.

The Company has determined the excess fair value of the Founder Shares sold to the anchor investors to be $8,163,891. To estimate the fair value, management considered the probability and timing of IPO completion, business combination completion, and an appropriate discount for lack of marketability, all Level 3 Inputs under ASC 820. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and was charged to common stock subject to possible redemption upon completion of the Initial Public Offering. In accordance with Staff Accounting Bulletin Topic 5T, a capital contribution from the founders was recorded in additional paid-in capital.

The underwriter did not exercise their overallotment option to purchase an additional 3,000,000 private warrants within the 45 day limit. Management determined the fair value of this option to be immaterial, therefore, the financial statements do not include any adjustments relating to the expiration of the overallotment option.